Condensed Financial Information of Registrant (SMFG) - Condensed Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income:
Interest income from SMBC	¥ 2,407,045	¥ 2,406,350	¥ 2,144,070
Dividends from other subsidiaries, associates and joint ventures	79,840	87,850	138,874
Fees and commission income from subsidiaries	1,147,132	1,101,777	1,131,364
Other income	155,631	505,666	755,855
Expense:
Interest expense	1,090,730	1,137,430	771,907
Operating and other expense	2,185,192	2,255,470	2,567,948
Profit before tax	282,751	831,892	1,118,976
Income tax expense	51,768	184,306	229,378
Net profit	230,983	647,586	889,598
Profit attributable to:
Shareholders	200,052	541,932	759,998
Other equity instruments holders	12,364	11,875	9,722
Sumitomo mitsui banking corporation [member]
Expense:
Profit before tax	643,999
SMFG [member]
Income:
Fees and commission income from subsidiaries	9,048	5,666	10,226
Other income	19	106,712	217
Total income	833,818	629,259	366,545
Expense:
Interest expense	148,177	128,360	89,699
Operating and other expense	22,812	24,857	21,525
Total expense	189,819	171,178	131,831
Profit before tax	643,999	458,081	234,714
Income tax expense	(6,416)	(28,517)	(7,085)
Net profit	650,415	486,598	241,799
Profit attributable to:
Shareholders	638,051	474,723	232,077
Other equity instruments holders	12,364	11,875	9,722
SMFG [member] | Sumitomo mitsui banking corporation [member]
Income:
Interest income from SMBC	165,322	145,075	99,100
Dividends from other subsidiaries, associates and joint ventures	637,703	325,333	223,334
Expense:
Interest expense	4,328	4,298	4,298
SMFG [member] | Other subsidiaries and associate [Member]
Income:
Dividends from other subsidiaries, associates and joint ventures	21,726	46,473	33,668
SMFG [member] | Other subsidiaries [member]
Expense:
Interest expense	¥ 14,502	¥ 13,663	¥ 16,309